UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Transparent Value Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 26.9%
Celgene Corp.*	88,334	$10,224,662
Vantiv, Inc. — Class A*	147,675	8,804,384
Regeneron Pharmaceuticals, Inc.*	23,903	8,774,552
Gilead Sciences, Inc.	104,432	7,478,376
Allergan plc*	35,221	7,396,762
ABIOMED, Inc.*	64,257	7,240,479
Centene Corp.*	128,091	7,238,422
PayPal Holdings, Inc.*	180,723	7,133,137
Universal Health Services, Inc. — Class B	66,682	7,093,631
Post Holdings, Inc.*	74,075	5,954,889
Edwards Lifesciences Corp.*	56,707	5,313,446
UnitedHealth Group, Inc.	33,055	5,290,122
S&P Global, Inc.	47,110	5,066,209
Bristol-Myers Squibb Co.	78,402	4,581,813
Aetna, Inc.	33,474	4,151,111
Biogen, Inc.*	13,445	3,812,733
Cintas Corp.	32,423	3,746,802
Thermo Fisher Scientific, Inc.	25,764	3,635,300
Constellation Brands, Inc. — Class A	22,653	3,472,932
Mylan N.V.*	90,808	3,464,325
Monster Beverage Corp.*	76,093	3,373,964
MarketAxess Holdings, Inc.	22,761	3,344,046
Quintiles IMS Holdings, Inc.*	43,508	3,308,783
Kroger Co.	95,525	3,296,568
Live Nation Entertainment, Inc.*	119,215	3,171,119
Equifax, Inc.	24,707	2,921,109
Amgen, Inc.	19,487	2,849,194
McCormick & Company, Inc.	29,319	2,736,342
Mondelez International, Inc. — Class A	61,323	2,718,449
Global Payments, Inc.	38,591	2,678,601
Moody's Corp.	27,879	2,628,153
Kimberly-Clark Corp.	22,894	2,612,663
Brown-Forman Corp. — Class B	57,495	2,582,675
FleetCor Technologies, Inc.*	18,021	2,550,332
Estee Lauder Companies, Inc. — Class A	33,181	2,538,015
Western Union Co.	115,254	2,503,317
Colgate-Palmolive Co.	36,176	2,367,357
WhiteWave Foods Co. — Class A*	40,673	2,261,419
TreeHouse Foods, Inc.*	30,297	2,187,140
Archer-Daniels-Midland Co.	44,566	2,034,438
Edgewell Personal Care Co.*	27,352	1,996,422
Herbalife Ltd.*	32,825	1,580,196
Total Consumer, Non-cyclical		178,114,389
Financial - 17.7%
Signature Bank*	73,253	11,002,601
Citizens Financial Group, Inc.	258,994	9,227,956
Ally Financial, Inc.	449,806	8,555,310
First Republic Bank	81,068	7,469,606
SL Green Realty Corp.	48,955	5,265,110
Synchrony Financial	128,957	4,677,270
Regions Financial Corp.	309,684	4,447,062
Bank of America Corp.	199,598	4,411,116
Alliance Data Systems Corp.	18,437	4,212,854
Mastercard, Inc. — Class A	39,203	4,047,710
Progressive Corp.	104,250	3,700,875
Prudential Financial, Inc.	35,164	3,659,165
American Campus Communities, Inc.	73,083	3,637,341
Unum Group	78,461	3,446,792
Raymond James Financial, Inc.	49,169	3,405,937
U.S. Bancorp	64,933	3,335,608
Equinix, Inc.	8,827	3,154,857
Cincinnati Financial Corp.	39,981	3,028,561
SEI Investments Co.	60,586	2,990,525
American International Group, Inc.	45,779	2,989,826
Torchmark Corp.	39,627	2,922,888
Jones Lang LaSalle, Inc.	28,221	2,851,450
BlackRock, Inc. — Class A	7,287	2,772,995
FNF Group	81,509	2,768,046
Weyerhaeuser Co.	79,908	2,404,432
Liberty Property Trust	59,065	2,333,068
Visa, Inc. — Class A	29,308	2,286,610
Realogy Holdings Corp.	88,655	2,281,093
Total Financial		117,286,664
Industrial - 14.1%
Martin Marietta Materials, Inc.	45,067	9,983,693
Snap-on, Inc.	50,092	8,579,257
Vulcan Materials Co.	61,528	7,700,229
TransDigm Group, Inc.	30,158	7,508,136
Masco Corp.	226,194	7,152,254
B/E Aerospace, Inc.	117,956	7,099,772
Jacobs Engineering Group, Inc.*	122,774	6,998,118
Amphenol Corp. — Class A	103,950	6,985,440
Fortune Brands Home & Security, Inc.	107,550	5,749,623
SBA Communications Corp. — Class A*	53,616	5,536,388
Acuity Brands, Inc.	18,162	4,192,879
J.B. Hunt Transport Services, Inc.	38,125	3,700,794
Spirit AeroSystems Holdings, Inc. — Class A	56,652	3,305,644
Agilent Technologies, Inc.	71,545	3,259,590
Arrow Electronics, Inc.*	41,010	2,924,013
AO Smith Corp.	58,271	2,759,132
Total Industrial		93,434,962
Consumer, Cyclical - 12.5%
Delta Air Lines, Inc.	199,914	9,833,769
Ulta Salon Cosmetics & Fragrance, Inc.*	35,979	9,172,486
Lear Corp.	62,226	8,236,856
Southwest Airlines Co.	153,476	7,649,244
Lennar Corp. — Class A	155,504	6,675,787
Home Depot, Inc.	28,070	3,763,626
DR Horton, Inc.	129,252	3,532,457
JetBlue Airways Corp.*	151,572	3,398,244
Marriott International, Inc. — Class A	40,378	3,338,453
Norwegian Cruise Line Holdings Ltd.*	78,160	3,324,145
Darden Restaurants, Inc.	45,442	3,304,542

Guggenheim Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 12.5% (continued)
TJX Companies, Inc.	43,321	$3,254,707
CVS Health Corp.	39,934	3,151,192
Wyndham Worldwide Corp.	38,734	2,958,116
Hilton Worldwide Holdings, Inc.	108,167	2,942,142
Walgreens Boots Alliance, Inc.	34,961	2,893,372
Polaris Industries, Inc.	33,674	2,774,401
CarMax, Inc.*	40,961	2,637,479
Total Consumer, Cyclical		82,841,018
Communications - 10.8%
Arista Networks, Inc.*	83,556	8,085,714
Facebook, Inc. — Class A*	68,158	7,841,578
Twenty-First Century Fox, Inc. — Class A	267,661	7,505,214
Amazon.com, Inc.*	8,999	6,748,080
Walt Disney Co.	36,472	3,801,112
Level 3 Communications, Inc.*	65,386	3,685,155
CDW Corp.	70,496	3,672,137
Alphabet, Inc. — Class C*	4,423	3,413,760
VeriSign, Inc.*	42,815	3,256,937
F5 Networks, Inc.*	22,173	3,208,877
Expedia, Inc.	27,836	3,153,262
Charter Communications, Inc. — Class A*	10,817	3,114,431
Scripps Networks Interactive, Inc. — Class A	41,268	2,945,297
Comcast Corp. — Class A	42,545	2,937,732
Verizon Communications, Inc.	52,731	2,814,780
Priceline Group, Inc.*	1,886	2,764,989
Frontier Communications Corp.	793,436	2,681,814
Total Communications		71,630,869
Technology - 8.1%
Lam Research Corp.	72,522	7,667,752
salesforce.com, Inc.*	108,434	7,423,391
Applied Materials, Inc.	210,282	6,785,800
Red Hat, Inc.*	86,655	6,039,853
Apple, Inc.	47,070	5,451,647
Citrix Systems, Inc.*	46,741	4,174,439
Cognizant Technology Solutions Corp. — Class A*	61,068	3,421,640
Broadcom Ltd.	16,000	2,828,320
Intuit, Inc.	23,583	2,702,848
NCR Corp.*	62,042	2,516,424
KLA-Tencor Corp.	30,199	2,376,057
Analog Devices, Inc.	31,498	2,287,385
Total Technology		53,675,556
Energy - 6.1%
Diamondback Energy, Inc.*	64,107	6,478,653
Valero Energy Corp.	88,066	6,016,669
Pioneer Natural Resources Co.	28,769	5,180,434
Parsley Energy, Inc. — Class A*	137,046	4,829,501
Range Resources Corp.	113,922	3,914,360
FMC Technologies, Inc.*	100,475	3,569,877
Tesoro Corp.	28,520	2,494,074
Kinder Morgan, Inc.	102,249	2,117,577
Equities Corp.	30,251	1,978,415
Cabot Oil & Gas Corp. — Class A	81,511	1,904,097
Schlumberger Ltd.	22,245	1,867,468
Total Energy		40,351,125
Utilities - 2.3%
NRG Energy, Inc.	389,472	4,774,928
Calpine Corp.*	368,203	4,208,560
OGE Energy Corp.	72,055	2,410,240
UGI Corp.	45,068	2,076,733
AES Corp.	146,665	1,704,247
Total Utilities		15,174,708
Basic Materials - 0.4%
Nucor Corp.	46,781	2,784,405
Total Common Stocks
(Cost $617,295,088)		655,293,696

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	26,816	5,994,180
Total Exchange-Traded Funds
(Cost $6,051,135)		5,994,180
Total Investments - 99.8%
(Cost $623,346,223)		$661,287,876
Other Assets & Liabilities, net - 0.2%		1,218,814
Total Net Assets - 100.0%		$662,506,690

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$655,293,696	$—	$—	$655,293,696
Exchange-Traded Funds	5,994,180	—	—	5,994,180
Total	$661,287,876	$—	$—	$661,287,876

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Guggenheim RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 57.8%
Omega Healthcare Investors, Inc.	21,721	$678,999
Spirit Realty Capital, Inc.	54,020	586,657
Welltower, Inc.	7,551	505,388
EPR Properties	6,909	495,858
HCP, Inc.	15,107	448,980
Realty Income Corp.	7,191	413,339
Extra Space Storage, Inc.	5,346	412,925
Life Storage, Inc.	4,787	408,140
National Retail Properties, Inc.	8,936	394,971
Brixmor Property Group, Inc.	15,589	380,683
Digital Realty Trust, Inc.	3,787	372,111
Camden Property Trust	4,297	361,249
Mid-America Apartment Communities, Inc.	3,647	357,114
American Campus Communities, Inc.	6,992	347,992
Public Storage	1,532	342,402
CyrusOne, Inc.	7,543	337,398
First American Financial Corp.	9,173	336,007
UDR, Inc.	9,178	334,813
Sun Communities, Inc.	4,370	334,786
Tanger Factory Outlet Centers, Inc.	9,289	332,360
Highwoods Properties, Inc.	6,374	325,138
Simon Property Group, Inc.	1,810	321,583
CubeSmart	11,861	317,519
AvalonBay Communities, Inc.	1,729	306,292
Apartment Investment & Management Co. — Class A	6,631	301,379
Prologis, Inc.	5,635	297,472
FNF Group	8,048	273,310
DCT Industrial Trust, Inc.	5,133	245,768
AmTrust Financial Services, Inc.	8,663	237,193
Legg Mason, Inc.	7,500	224,325
Equity LifeStyle Properties, Inc.	3,068	221,203
Hudson Pacific Properties, Inc.	5,912	205,619
American Tower Corp. — Class A	1,876	198,256
Equinix, Inc.	551	196,933
Kilroy Realty Corp.	2,380	174,264
Allstate Corp.	2,304	170,772
Nasdaq, Inc.	2,521	169,210
Morgan Stanley	3,916	165,451
Regions Financial Corp.	11,431	164,149
Goldman Sachs Group, Inc.	428	102,485
Aon plc	894	99,708
Citigroup, Inc.	1,665	98,951
Raymond James Financial, Inc.	1,427	98,848
Visa, Inc. — Class A	971	75,757
Total Financial		13,173,757
Consumer, Non-cyclical - 21.6%
AbbVie, Inc.	6,429	402,584
Altria Group, Inc.	5,219	352,908
Reynolds American, Inc.	5,406	302,952
KAR Auction Services, Inc.	6,435	274,260
Amgen, Inc.	1,778	259,962
Gilead Sciences, Inc.	3,104	222,277
Dr Pepper Snapple Group, Inc.	2,428	220,147
Sysco Corp.	3,952	218,822
Colgate-Palmolive Co.	3,200	209,408
HealthSouth Corp.	4,922	202,983
ResMed, Inc.	3,232	200,546
McCormick & Company, Inc.	2,027	189,180
Hormel Foods Corp.	5,306	184,702
AmerisourceBergen Corp. — Class A	2,162	169,047
Becton Dickinson and Co.	952	157,604
STERIS plc	2,237	150,751
Brown-Forman Corp. — Class B	3,247	145,856
Church & Dwight Company, Inc.	3,255	143,838
Stryker Corp.	1,145	137,182
UnitedHealth Group, Inc.	857	137,154
Moody's Corp.	1,368	128,961
Hill-Rom Holdings, Inc.	2,056	115,424
Equifax, Inc.	898	106,171
S&P Global, Inc.	953	102,486
Constellation Brands, Inc. — Class A	585	89,686
Zimmer Biomet Holdings, Inc.	810	83,592
Total Consumer, Non-cyclical		4,908,483
Consumer, Cyclical - 9.2%
Macy's, Inc.	7,500	268,575
Hasbro, Inc.	2,500	194,475
Home Depot, Inc.	1,416	189,857
PulteGroup, Inc.	8,920	163,949
Lowe's Companies, Inc.	2,271	161,514
Walgreens Boots Alliance, Inc.	1,844	152,609
Carter's, Inc.	1,417	122,415
DR Horton, Inc.	4,478	122,384
NIKE, Inc. — Class B	2,401	122,043
Foot Locker, Inc.	1,673	118,599
TJX Companies, Inc.	1,507	113,221
Thor Industries, Inc.	1,059	105,953
Dolby Laboratories, Inc. — Class A	2,286	103,304
Lear Corp.	587	77,701
Dick's Sporting Goods, Inc.	1,446	76,783
Total Consumer, Cyclical		2,093,382
Industrial - 3.9%
Waste Management, Inc.	2,977	211,100
Snap-on, Inc.	864	147,977
B/E Aerospace, Inc.	2,108	126,881
Masco Corp.	3,612	114,211
Agilent Technologies, Inc.	2,390	108,888
Lennox International, Inc.	653	100,020
Amphenol Corp. — Class A	1,239	83,261
Total Industrial		892,338
Utilities - 2.8%
PPL Corp.	12,207	415,648
MDU Resources Group, Inc.	8,000	230,160
Total Utilities		645,808
Technology - 2.2%
Lam Research Corp.	1,508	159,441
Fidelity National Information Services, Inc.	1,598	120,873
Applied Materials, Inc.	3,597	116,075
CDK Global, Inc.	1,558	92,997
Total Technology		489,386

Guggenheim RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 1.0%
CDW Corp.	2,153	$112,149
FactSet Research Systems, Inc.	671	109,662
Total Communications		221,811
Total Common Stocks
(Cost $22,090,690)		22,424,965

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Select Dividend ETF	2,782	246,402
Total Exchange-Traded Funds
(Cost $245,602)		246,402
Total Investments - 99.6%
(Cost $22,336,292)		$22,671,367
Other Assets & Liabilities, net - 0.4%		85,040
Total Net Assets - 100.0%		$22,756,407

†	Value determined based on Level 1 inputs — See Note 2.
plc — Public Limited Company.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,424,965	$—	$—	$22,424,965
Exchange-Traded Funds	246,402	—	—	246,402
Total	$22,671,367	$—	$—	$22,671,367

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.8%
Consumer, Non-cyclical - 32.9%
UnitedHealth Group, Inc.	2,427	$388,417
Bristol-Myers Squibb Co.	5,745	335,737
Reynolds American, Inc.	5,230	293,089
Cintas Corp.	2,444	282,429
Automatic Data Processing, Inc.	2,673	274,731
Intuitive Surgical, Inc.*	428	271,425
AbbVie, Inc.	4,309	269,830
Constellation Brands, Inc. — Class A	1,743	267,219
ResMed, Inc.	4,243	263,278
Zoetis, Inc.	4,918	263,261
Monster Beverage Corp.*	5,917	262,360
Dr Pepper Snapple Group, Inc.	2,823	255,961
Altria Group, Inc.	3,745	253,237
Quintiles IMS Holdings, Inc.*	3,316	252,182
Kroger Co.	7,136	246,263
MarketAxess Holdings, Inc.	1,660	243,887
Sysco Corp.	4,393	243,240
AmerisourceBergen Corp. — Class A	2,967	231,990
Gartner, Inc.*	2,292	231,652
Clorox Co.	1,922	230,678
Laboratory Corporation of America Holdings*	1,793	230,185
Hormel Foods Corp.	6,555	228,180
VCA, Inc.*	3,191	219,062
Danaher Corp.	2,710	210,946
Estee Lauder Companies, Inc. — Class A	2,530	193,520
Church & Dwight Company, Inc.	4,367	192,978
Johnson & Johnson	1,660	191,249
Pfizer, Inc.	5,742	186,500
Merck & Company, Inc.	3,034	178,612
Hershey Co.	1,704	176,245
Total Consumer, Non-cyclical		7,368,343
Consumer, Cyclical - 16.5%
O'Reilly Automotive, Inc.*	1,128	314,046
Ross Stores, Inc.	4,653	305,237
Home Depot, Inc.	2,265	303,692
Dollar General Corp.	3,836	284,133
TJX Companies, Inc.	3,411	256,268
NVR, Inc.*	149	248,681
CVS Health Corp.	3,128	246,830
Darden Restaurants, Inc.	3,359	244,266
Toro Co.	4,170	233,312
Carter's, Inc.	2,646	228,588
Costco Wholesale Corp.	1,349	215,988
Lowe's Companies, Inc.	3,033	215,707
Starbucks Corp.	3,736	207,423
Vail Resorts, Inc.	1,233	198,895
Autoliv, Inc.	1,684	190,545
Total Consumer, Cyclical		3,693,611
Financial - 13.5%
Mid-America Apartment Communities, Inc.	3,328	325,877
Digital Realty Trust, Inc.	2,856	280,631
CBOE Holdings, Inc.	3,322	245,462
Travelers Companies, Inc.	1,949	238,597
Arch Capital Group Ltd.*	2,721	234,795
Nasdaq, Inc.	3,468	232,772
Cincinnati Financial Corp.	3,024	229,068
CME Group, Inc. — Class A	1,956	225,625
American Express Co.	2,990	221,499
Simon Property Group, Inc.	1,189	211,250
Intercontinental Exchange, Inc.	3,619	204,184
Camden Property Trust	2,394	201,264
New York Community Bancorp, Inc.	10,875	173,021
Total Financial		3,024,045
Industrial - 11.6%
J.B. Hunt Transport Services, Inc.	2,972	288,492
TransDigm Group, Inc.	1,088	270,869
FLIR Systems, Inc.	5,813	210,372
Amphenol Corp. — Class A	3,068	206,170
Raytheon Co.	1,451	206,042
Waters Corp.*	1,410	189,490
Lennox International, Inc.	1,135	173,849
Owens Corning	3,340	172,210
Hubbell, Inc.	1,473	171,899
Johnson Controls International plc	3,991	164,389
Rockwell Collins, Inc.	1,706	158,249
Ball Corp.	1,791	134,450
United Parcel Service, Inc. — Class B	1,157	132,638
General Electric Co.	3,812	120,459
Total Industrial		2,599,578
Technology - 9.7%
VMware, Inc. — Class A*	3,825	301,142
Synopsys, Inc.*	4,545	267,519
Paychex, Inc.	3,540	215,516
Jack Henry & Associates, Inc.	2,278	202,241
Broadridge Financial Solutions, Inc.	3,048	202,082
KLA-Tencor Corp.	2,437	191,743
Cadence Design Systems, Inc.*	7,532	189,957
Electronic Arts, Inc.*	2,263	178,234
Amdocs Ltd.	2,587	150,693
Cerner Corp.*	2,877	136,283
CA, Inc.	4,234	134,514
Total Technology		2,169,924
Communications - 7.7%
Walt Disney Co.	2,804	292,233
Alphabet, Inc. — Class C*	356	274,768
Comcast Corp. — Class A	3,241	223,791
Scripps Networks Interactive, Inc. — Class A	3,032	216,394
Verizon Communications, Inc.	3,860	206,046
AT&T, Inc.	4,337	184,453
Omnicom Group, Inc.	2,024	172,263
Symantec Corp.	6,338	151,415
Total Communications		1,721,363
Utilities - 3.7%
Eversource Energy	3,899	215,342
PG&E Corp.	3,530	214,518
PPL Corp.	6,138	208,999

Guggenheim RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Utilities - 3.7% (continued)
DTE Energy Co.	1,836	$180,864
Total Utilities		819,723
Basic Materials - 2.5%
Sherwin-Williams Co.	666	178,981
Royal Gold, Inc.	2,689	170,348
Newmont Mining Corp.	3,007	102,448
Monsanto Co.	914	96,162
Total Basic Materials		547,939
Energy - 0.7%
Equities Corp.	2,324	151,990
Total Common Stocks
(Cost $20,712,448)		22,096,516

EXCHANGE-TRADED FUNDS† - 1.3%
SPDR S&P 500 ETF Trust	1,259	281,424
Total Exchange-Traded Funds
(Cost $284,056)		281,424
Total Investments - 100.1%
(Cost $20,996,504)		$22,377,940
Other Assets & Liabilities, net - (0.1)%		(22,220)
Total Net Assets - 100.0%		$22,355,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2  in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,096,516	$—	$—	$22,096,516
Exchange-Traded Funds	281,424	—	—	281,424
Total	$22,377,940	$—	$—	$22,377,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.0%
Consumer, Non-cyclical - 27.7%
UnitedHealth Group, Inc.	2,091	$334,643
Celgene Corp.*	2,649	306,621
Bristol-Myers Squibb Co.	4,962	289,979
Vantiv, Inc. — Class A*	4,719	281,346
Regeneron Pharmaceuticals, Inc.*	752	276,051
Cintas Corp.	2,101	242,792
Gilead Sciences, Inc.	3,288	235,454
PayPal Holdings, Inc.*	5,911	233,308
Allergan plc*	1,109	232,901
Constellation Brands, Inc. — Class A	1,507	231,038
Centene Corp.*	4,035	228,018
Monster Beverage Corp.*	5,128	227,376
Universal Health Services, Inc. — Class B	2,100	223,398
Mylan N.V.*	5,747	219,248
Quintiles IMS Holdings, Inc.*	2,835	215,602
Kroger Co.	6,192	213,686
MarketAxess Holdings, Inc.	1,419	208,479
ABIOMED, Inc.*	1,759	198,204
Post Holdings, Inc.*	2,397	192,695
Edwards Lifesciences Corp.*	1,852	173,532
McCormick & Company, Inc.	1,857	173,314
Kimberly-Clark Corp.	1,491	170,153
Brown-Forman Corp. — Class B	3,676	165,126
Global Payments, Inc.	2,370	164,502
Estee Lauder Companies, Inc. — Class A	2,105	161,012
S&P Global, Inc.	1,484	159,589
Colgate-Palmolive Co.	2,355	154,111
TreeHouse Foods, Inc.*	1,865	134,634
Total Consumer, Non-cyclical		6,046,812
Financial - 14.8%
Signature Bank*	2,306	346,361
Synchrony Financial	8,510	308,658
Citizens Financial Group, Inc.	8,456	301,287
Ally Financial, Inc.	14,166	269,437
Progressive Corp.	7,100	252,050
First Republic Bank	2,552	235,141
American Campus Communities, Inc.	4,625	230,186
U.S. Bancorp	4,410	226,542
Equinix, Inc.	591	211,229
Cincinnati Financial Corp.	2,586	195,890
FNF Group	5,284	179,445
SL Green Realty Corp.	1,558	167,563
Liberty Property Trust	3,815	150,693
Visa, Inc. — Class A	1,847	144,103
Total Financial		3,218,585
Industrial - 14.5%
Martin Marietta Materials, Inc.	1,440	319,003
Snap-on, Inc.	1,615	276,601
Vulcan Materials Co.	1,982	248,047
J.B. Hunt Transport Services, Inc.	2,541	246,655
TransDigm Group, Inc.	964	239,997
Masco Corp.	7,130	225,451
B/E Aerospace, Inc.	3,714	223,546
Jacobs Engineering Group, Inc.*	3,866	220,362
Amphenol Corp. — Class A	3,274	220,013
Agilent Technologies, Inc.	4,731	215,544
Spirit AeroSystems Holdings, Inc. — Class A	3,599	210,002
Fortune Brands Home & Security, Inc.	3,480	186,041
SBA Communications Corp. — Class A*	1,722	177,814
Acuity Brands, Inc.	604	139,439
Total Industrial		3,148,515
Consumer, Cyclical - 12.9%
Delta Air Lines, Inc.	6,372	313,439
Ulta Salon Cosmetics & Fragrance, Inc.*	1,201	306,183
Lear Corp.	1,999	264,608
Home Depot, Inc.	1,878	251,802
Southwest Airlines Co.	4,836	241,026
TJX Companies, Inc.	2,957	222,159
Lennar Corp. — Class A	4,886	209,756
Darden Restaurants, Inc.	2,874	208,997
CVS Health Corp.	2,618	206,586
Walgreens Boots Alliance, Inc.	2,406	199,121
Polaris Industries, Inc.	2,335	192,381
Wyndham Worldwide Corp.	2,453	187,336
Total Consumer, Cyclical		2,803,394
Communications - 12.7%
Arista Networks, Inc.*	2,656	257,021
Walt Disney Co.	2,421	252,317
Facebook, Inc. — Class A*	2,137	245,862
CDW Corp.	4,693	244,458
Twenty-First Century Fox, Inc. — Class A	8,429	236,349
Alphabet, Inc. — Class C*	294	226,915
Amazon.com, Inc.*	289	216,712
VeriSign, Inc.*	2,841	216,115
F5 Networks, Inc.*	1,436	207,818
Comcast Corp. — Class A	2,818	194,583
Scripps Networks Interactive, Inc. — Class A	2,629	187,632
Verizon Communications, Inc.	3,370	179,891
Frontier Communications Corp.	26,332	89,002
Total Communications		2,754,675
Technology - 6.3%
Lam Research Corp.	2,238	236,624
salesforce.com, Inc.*	3,449	236,119
Applied Materials, Inc.	6,507	209,981
Red Hat, Inc.*	2,759	192,302
Apple, Inc.	1,557	180,332
Intuit, Inc.	1,513	173,405
KLA-Tencor Corp.	1,911	150,357
Total Technology		1,379,120
Energy - 5.4%
Diamondback Energy, Inc.*	2,019	204,040
Valero Energy Corp.	2,796	191,023
Pioneer Natural Resources Co.	808	145,497
Parsley Energy, Inc. — Class A*	3,859	135,991
Equities Corp.	1,991	130,211
Schlumberger Ltd.	1,504	126,261

Guggenheim RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Energy - 5.4% (continued)
Range Resources Corp.	3,673	$126,204
Cabot Oil & Gas Corp. — Class A	5,313	124,112
Total Energy		1,183,339
Utilities - 2.7%
OGE Energy Corp.	4,718	157,817
NRG Energy, Inc.	12,168	149,180
UGI Corp.	2,991	137,825
Calpine Corp.*	11,685	133,560
Total Utilities		578,382
Total Common Stocks
(Cost $19,363,689)		21,112,822

EXCHANGE-TRADED FUNDS† - 2.5%
SPDR S&P 500 ETF Trust	2,448	547,201
Total Exchange-Traded Funds
(Cost $552,318)		547,201
Total Investments - 99.5%
(Cost $19,916,007)		$21,660,023
Other Assets & Liabilities, net - 0.5%		98,320
Total Net Assets - 100.0%		$21,758,343

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,112,822	$—	$—	$21,112,822
Exchange-Traded Funds	547,201	—	—	547,201
Total	$21,660,023	$—	$—	$21,660,023

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 96.9%
Consumer, Non-cyclical - 24.0%
Bristol-Myers Squibb Co.	798	$46,635
AbbVie, Inc.	670	41,955
Reynolds American, Inc.	747	41,862
Zimmer Biomet Holdings, Inc.	398	41,074
Dr Pepper Snapple Group, Inc.	447	40,529
Altria Group, Inc.	582	39,355
Sysco Corp.	696	38,538
Kroger Co.	1,105	38,134
Quintiles IMS Holdings, Inc.*	482	36,656
Hormel Foods Corp.	1,013	35,263
Mondelez International, Inc. — Class A	740	32,804
H&R Block, Inc.	1,401	32,209
Boston Scientific Corp.*	1,487	32,164
McCormick & Company, Inc.	340	31,732
Kimberly-Clark Corp.	259	29,557
Pinnacle Foods, Inc.	552	29,504
PepsiCo, Inc.	276	28,878
Western Union Co.	1,319	28,649
Pfizer, Inc.	880	28,582
Johnson & Johnson	248	28,572
Colgate-Palmolive Co.	422	27,616
Merck & Company, Inc.	456	26,845
Edgewell Personal Care Co.*	315	22,992
Avery Dennison Corp.	281	19,732
Procter & Gamble Co.	201	16,900
Total Consumer, Non-cyclical		816,737
Financial - 23.1%
Synchrony Financial	1,601	58,068
Citizens Financial Group, Inc.	1,575	56,117
Regions Financial Corp.	3,774	54,195
Bank of America Corp.	2,430	53,704
Ally Financial, Inc.	2,619	49,813
Citigroup, Inc.	767	45,583
Comerica, Inc.	669	45,567
Progressive Corp.	1,265	44,907
FNF Group	1,243	42,212
U.S. Bancorp	795	40,839
JPMorgan Chase & Co.	442	38,140
Travelers Companies, Inc.	295	36,114
CME Group, Inc. — Class A	303	34,951
People's United Financial, Inc.	1,798	34,809
Chubb Ltd.	263	34,748
National Retail Properties, Inc.	770	34,034
UDR, Inc.	826	30,132
Liberty Property Trust	694	27,413
Cullen/Frost Bankers, Inc.	281	24,793
Total Financial		786,139
Industrial - 12.2%
Waste Management, Inc.	629	44,602
Masco Corp.	1,336	42,244
Agilent Technologies, Inc.	852	38,817
Ingersoll-Rand plc	473	35,495
Arrow Electronics, Inc.*	465	33,155
Johnson Controls International plc	781	32,169
Raytheon Co.	217	30,814
TE Connectivity Ltd.	433	29,998
AGCO Corp.	465	26,905
PerkinElmer, Inc.	508	26,492
Norfolk Southern Corp.	235	25,396
Rockwell Collins, Inc.	258	23,932
General Electric Co.	756	23,890
Total Industrial		413,909
Technology - 9.1%
Applied Materials, Inc.	1,296	41,822
NCR Corp.*	1,031	41,817
Paychex, Inc.	563	34,275
Broadridge Financial Solutions, Inc.	480	31,824
KLA-Tencor Corp.	378	29,741
CA, Inc.	913	29,006
Analog Devices, Inc.	398	28,903
Microsoft Corp.	447	27,777
Amdocs Ltd.	405	23,591
Oracle Corp.	571	21,955
Total Technology		310,711
Energy - 8.3%
FMC Technologies, Inc.*	1,070	38,017
Valero Energy Corp.	539	36,824
Marathon Petroleum Corp.	696	35,044
Tesoro Corp.	357	31,220
Apache Corp.	409	25,960
Devon Energy Corp.	548	25,027
Spectra Energy Corp.	609	25,024
Kinder Morgan, Inc.	1,157	23,961
Range Resources Corp.	679	23,330
Newfield Exploration Co.*	478	19,359
Total Energy		283,766
Communications - 6.3%
Twenty-First Century Fox, Inc. — Class A	1,453	40,742
Verizon Communications, Inc.	614	32,776
Cisco Systems, Inc.	941	28,437
AT&T, Inc.	661	28,112
Tribune Media Co. — Class A	790	27,634
Symantec Corp.	999	23,866
CenturyLink, Inc.	682	16,218
Frontier Communications Corp.	4,780	16,156
Total Communications		213,941
Consumer, Cyclical - 5.7%
Foot Locker, Inc.	612	43,384
Darden Restaurants, Inc.	518	37,669
Newell Brands, Inc.	715	31,925
Autoliv, Inc.	254	28,740
Ford Motor Co.	2,224	26,977
Allison Transmission Holdings, Inc.	791	26,649
Total Consumer, Cyclical		195,344
Utilities - 5.4%
Eversource Energy	595	32,862
PPL Corp.	946	32,211
PG&E Corp.	526	31,965
Pinnacle West Capital Corp.	405	31,602
NRG Energy, Inc.	2,368	29,032
NextEra Energy, Inc.	218	26,042
Total Utilities		183,714

Guggenheim RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Basic Materials - 2.8%
Freeport-McMoRan, Inc.*	2,660	$35,085
Nucor Corp.	533	31,724
Newmont Mining Corp.	851	28,994
Total Basic Materials		95,803
Total Common Stocks
(Cost $3,034,131)		3,300,064

EXCHANGE-TRADED FUNDS† - 3.5%
iShares S&P 500 Value ETF	1,190	120,642
Total Exchange-Traded Funds
(Cost $118,711)		120,642
Total Investments - 100.4%
(Cost $3,152,842)		$3,420,706
Other Assets & Liabilities, net - (0.4)%		(13,203)
Total Net Assets - 100.0%		$3,407,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,300,064	$—	$—	$3,300,064
Exchange-Traded Funds	120,642	—	—	120,642
Total	$3,420,706	$—	$—	$3,420,706

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Guggenheim Directional Allocation Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Large-Cap Market Fund and Guggenheim RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds' organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Directional Allocation Fund	$626,412,174	$57,928,474	$(23,052,772)	$34,875,702
Guggenheim RBP® Dividend Fund	22,388,135	794,470	(511,238)	283,232
Guggenheim RBP® Large-Cap Defensive Fund	21,131,422	1,733,780	(487,262)	1,246,518
Guggenheim RBP® Large-Cap Market Fund	20,103,064	2,453,168	(896,209)	1,556,959
Guggenheim RBP® Large-Cap Value Fund	3,180,005	305,828	(65,126)	240,702

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 24, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer

Date	February 24, 2017

*	Print the name and title of each signing officer under his or her signature.